FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07873

Nuveen Municipal Trust

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: April 30

Date of reporting period: June 30, 2014

Item 1. Proxy Voting Record

Nuveen High Yield Municipal Bond Fund

AMERICAN AIRLINES GROUP INC.

Ticker:	AAL	Security ID:	02376R102
Meeting Date:	JUN 04, 2014	Meeting Type:	Annual
Record Date:	APR 16, 2014

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1a	Elect Director James F. Albaugh	For	For	Management
1b	Elect Director Jeffrey D. Benjamin	For	For	Management
1c	Elect Director John T. Cahill	For	For	Management
1d	Elect Director Michael J. Embler	For	For	Management
1e	Elect Director Matthew J. Hart	For	For	Management
1f	Elect Director Alberto Ibarguen	For	For	Management
1g	Elect Director Richard C. Kraemer	For	For	Management
1h	Elect Director Denise M. O’Leary	For	For	Management
1i	Elect Director W. Douglas Parker	For	For	Management
1j	Elect Director Ray M. Robinson	For	For	Management
1k	Elect Director Richard P. Schifter	For	For	Management
2	Ratify Auditors	For	For	Management
3	Advisory Vote to Ratify Named Executive Officers’ Compensation	For	For	Management

ROCK-TENN COMPANY

Ticker:	RKT	Security ID:	772739207
Meeting Date:	JAN 31, 2014	Meeting Type:	Annual
Record Date:	DEC 02, 2013

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Jenny A. Hourihan	For	For	Management
1.2	Elect Director Steven C. Voorhees	For	For	Management
1.3	Elect Director J. Powell Brown	For	Withhold	Management
1.4	Elect Director Robert M. Chapman	For	For	Management
1.5	Elect Director Terrell K. Crews	For	For	Management
1.6	Elect Director Russell M. Currey	For	For	Management
2	Ratify Auditors	For	For	Management
3	Advisory Vote to Ratify Named Executive Officers’ Compensation	For	For	Management
4	Declassify the Board of Directors	For	For	Management

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Municipal Trust

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 21, 2014